OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2014	2015

Government authorities	$79	$32
Prepaid expenses	604	707
Rent and motor leasing deposits	61	30
Others	43	163

	$787	$932